Investment in affiliates (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment in affiliates
Investment in affiliates			$ 15,378,070		¥ 107,541,000		¥ 100,341,909
Consideration from disposal of investment			875,797	¥ 5,714,573	13,172,739	¥ 218,678,718
Private equity funds that the Company serves as general partner or fund manager
Investment in affiliates
Investment in affiliates			11,513,972		75,750,152		75,128,668
Changjiang Jupai
Investment in affiliates
Investment in affiliates			$ 1,781,649		¥ 11,449,125		¥ 11,625,259
Equity method investment, ownership percentage (in percentage)			25.00%		25.00%		25.00%
Wuling Center
Investment in affiliates
Investment in affiliates			$ 1,095,865		¥ 7,763,915		¥ 7,150,520
Equity method investment, ownership percentage (in percentage)			1.20%		1.20%		1.20%
Jucheng Zhidi
Investment in affiliates
Investment in affiliates					¥ 4,910,260
Equity method investment, ownership percentage (in percentage)					2.00%
Payments to acquire equity investments					¥ 5,000,000
Consideration from disposal of investment	$ 770,000	¥ 5,000,000
Guochen
Investment in affiliates
Investment in affiliates			$ 494,797		¥ 3,398,720		¥ 3,228,549
Equity method investment, ownership percentage (in percentage)			8.30%		8.30%		8.30%
Juzhi
Investment in affiliates
Investment in affiliates			$ 249,899		¥ 2,680,206		¥ 1,630,592
Equity method investment, ownership percentage (in percentage)			50.00%		50.00%		50.00%
Others
Investment in affiliates
Investment in affiliates			$ 241,888		¥ 1,588,622		¥ 1,578,321
Private equity funds of funds | Shanghai Juxiang and Scepter | Maximum
Investment in affiliates
Equity method investment, ownership percentage (in percentage)			4.00%				4.00%